Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000125912
Account Value [Line Items]
Line Graph and Table Measure Name		SFT Balanced Stabilization Fund
C000072676
Account Value [Line Items]
Line Graph and Table Measure Name		Class 1
C000072677
Account Value [Line Items]
Line Graph and Table Measure Name		Class 2
C000162345
Account Value [Line Items]
Line Graph and Table Measure Name		SFT Equity Stabilization Fund
C000004536
Account Value [Line Items]
Line Graph and Table Measure Name		SFT Government Money Market Fund
C000072678
Account Value [Line Items]
Line Graph and Table Measure Name		Class 1
C000072679
Account Value [Line Items]
Line Graph and Table Measure Name		Class 2
C000072680
Account Value [Line Items]
Line Graph and Table Measure Name		Class 1
C000072681
Account Value [Line Items]
Line Graph and Table Measure Name		Class 2
C000140836
Account Value [Line Items]
Line Graph and Table Measure Name		SFT Macquarie Growth Fund
C000140837
Account Value [Line Items]
Line Graph and Table Measure Name		SFT Macquarie Small Cap Growth Fund
C000072687
Account Value [Line Items]
Line Graph and Table Measure Name		Class 1
C000072686
Account Value [Line Items]
Line Graph and Table Measure Name		Class 2
C000140840
Account Value [Line Items]
Line Graph and Table Measure Name		SFT T. Rowe Price Value Fund
C000140838
Account Value [Line Items]
Line Graph and Table Measure Name		Class 1
C000140839
Account Value [Line Items]
Line Graph and Table Measure Name		Class 2
SP500 / US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> /Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,831	$ 12,370	$ 12,079	$ 14,758	$ 16,932	$ 19,617	$ 16,520	$ 19,439	$ 22,364	$ 25,428
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
SP500LV / BMI Low Volatility / BUS 3mth Treasury
Account Value [Line Items]
Line Graph and Table Measure Name		SP500LV / BMI Low Volatility / BUS 3mth Treasury
Accumulated Value	10,000		10,715	12,321	12,213	14,820	14,530	16,925	16,147	16,712	18,424	20,072
SECURIAN INDEX: BLOOMBERG US 3 MONTH TREASURY BELLWETHER INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3 Month Treasury Bellwether Index
Accumulated Value	10,000		10,035	10,122	10,313	10,550	10,621	10,626	10,786	11,342	11,943	12,448
SECURIAN INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 400 MidCap TR
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
SECURIAN INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 400 MidCap TR
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
SECURIAN INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
SECURIAN INDEX: RUSSELL 2000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Total Return Index
Accumulated Value	10,000		10,863	11,805	11,328	14,575	13,828	19,539	14,664	16,330	17,133	17,522
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Total Return Index
Accumulated Value	10,000		10,863	11,805	11,328	14,575	13,828	19,539	14,664	16,330	17,133	17,522
SECURIAN INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
SECURIAN INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	10,000		10,207	10,423	10,622	10,865	11,013	11,787	12,548	12,969	13,343	13,701
Securian Index: CPI
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index
Accumulated Value	$ 10,000		$ 10,207	$ 10,423	$ 10,622	$ 10,865	$ 11,013	$ 11,787	$ 12,548	$ 12,969	$ 13,343	$ 13,701